Pending Merger	12 Months Ended
Mar. 04, 2017
Pending Merger
Pending Merger

3. Pending Merger

On January 30, 2017, Walgreens Boots Alliance, Inc. (NASDAQ: WBA) (“WBA”) and Rite Aid Corporation (“Rite Aid” or the “Company”) announced that they had entered into an amendment and extension of their previously announced definitive Agreement and Plan of Merger, dated as of October 27, 2015 (as amended by Amendment No. 1 thereto (the “Amendment”) on January 29, 2017, the “Merger Agreement”), with Victoria Merger Sub, Inc., a Delaware corporation and wholly owned direct subsidiary of WBA (“Merger Sub”). Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge with and into the Company (the “Merger”), with the Company surviving the Merger as a 100 percent owned direct subsidiary of WBA. Completion of the Merger is subject to various closing conditions, including but not limited to (i) approval of the Merger Agreement by the holders of the Company’s common stock, (ii) the expiration or earlier termination of the waiting period under the Hart Scott Rodino Antitrust Improvements Act of 1976, as amended, (iii) the absence of any law or order prohibiting the Merger, and (iv) the absence of a material adverse effect on the Company, as defined in the Merger Agreement. Under the terms of the Merger Agreement, at the effective time of the Merger, each share of the Company’s common stock, par value $1.00 per share, issued and outstanding immediately prior to the effective time (other than shares owned by (i) WBA, Merger Sub or the Company (which will be cancelled), (ii) stockholders who have properly exercised and perfected appraisal rights under Delaware law, or (iii) any direct or indirect 100 percent owned subsidiary of the Company or WBA (which will be converted into shares of common stock of the surviving corporation)) will be converted into the right to receive a maximum of $7.00 in cash per share and a minimum of $6.50 in cash per share, without interest. The exact per share merger consideration will be determined based on the number of retail stores that WBA agrees to divest in connection with the parties’ efforts to obtain the required regulatory approvals for the Merger, with the price set at $7.00 per share if 1,000 stores or fewer retail stores are required to be divested and at $6.50 per share if 1,200 retail stores are required to be divested (or more, if WBA agrees to sell more). If the required divestitures fall between 1,000 and 1,200 stores, then there will be a pro rata adjustment of the price per share. While the exact per share merger consideration is not known as of the date of this report, based on discussions with the Federal Trade Commission (“FTC”) regarding potential remedies after filing the preliminary proxy statement, if the Merger is completed, the Company believes that the per share merger consideration would likely be $6.50 per share.

The Company, WBA and Merger Sub have each made customary representations, warranties and covenants in the Merger Agreement, including, among other things, that (i) the Company and its subsidiaries will continue to conduct its business in the ordinary course consistent with past practice between the execution of the Merger Agreement and the closing of the Merger and (ii) the Company will not solicit proposals relating to alternative transactions to the Merger or engage in discussions or negotiations with respect thereto, subject to certain exceptions. Additionally, the Merger Agreement limits the Company’s ability to incur indebtedness for borrowed money and issue additional capital stock, among other things.

Pursuant to the Amendment, the Company and WBA extended the “End Date” (as defined in the Merger Agreement) to July 31, 2017.

On December 20, 2016, WBA and the Company announced that they had entered into an Asset Purchase Agreement, dated as of December 19, 2016 (the “Fred’s Asset Purchase Agreement”), with Fred’s, Inc. (Nasdaq: FRED), a Tennessee corporation (“Fred’s”) (solely for the purposes set forth in the Fred’s Asset Purchase Agreement), and AFAE, LLC, a Tennessee limited liability company and wholly owned subsidiary of Fred’s (“AFAE”). Pursuant to the terms and subject to the conditions set forth in the Fred’s Asset Purchase Agreement, the Company agreed to sell 865 Rite Aid stores (the “Divested Stores”) and certain specified assets related thereto for a purchase price of $950,000 plus AFAE’s assumption of certain liabilities of the Company and its affiliates (the “Divestiture”). Completion of the Divestiture is subject to various closing conditions, including but not limited to (i) the closing of the proposed acquisition of the Company by WBA (the “Rite Aid Acquisition”), (ii) the FTC having issued publicly the proposed final judgment relating to the Divested Stores in connection with the Rite Aid Acquisition identifying AFAE as being preliminarily approved as the purchaser of the assets purchased under the Fred’s Asset Purchase Agreement, (iii) filings with or receipt of approval from the applicable state boards of pharmacy, and (iv) the absence of a material adverse effect on the stores being acquired in the Divestiture.

The parties to the Fred’s Asset Purchase Agreement have each made customary representations and warranties. The Company has agreed to various covenants and agreements, including, among others, the Company’s agreement to conduct its business at the Divested Stores in the ordinary course during the period between the execution of the Fred’s Asset Purchase Agreement and the closing of the Divestiture, subject to certain exceptions. Fred’s and AFAE have also agreed to various covenants and agreements in the Fred’s Asset Purchase Agreement, including, among other things, (i) Fred’s and AFAE’s agreement to use their reasonable best efforts to obtain all authorizations and approvals from governmental authorities and (ii) Fred’s and AFAE’s agreement to (x) prepare and furnish all necessary information and documents reasonably requested by the FTC, (y) use reasonable best efforts to demonstrate to the FTC that each of Fred’s and AFAE is an acceptable purchaser of, and will compete effectively using, the assets purchased in the Divestiture, and (z) reasonably cooperate with WBA and the Company in obtaining all FTC approvals. In the event that the FTC requests changes to the Fred’s Asset Purchase Agreement, the parties agreed to negotiate in good faith to make the necessary changes. To the extent the FTC requests that additional stores be sold, and WBA agrees to sell such stores, each of Fred’s and AFAE has agreed to buy those stores.

The Fred’s Asset Purchase Agreement contains specified termination rights for the Company, WBA and AFAE, including a mutual termination right (i) in the event of the issuance of a final, nonappealable governmental order permanently restraining the Divestiture or (ii) in the event that the Merger Agreement is terminated in accordance with its terms. WBA has additional termination rights, if, among others thing, (i) AFAE or Fred’s is not preliminarily approved by the FTC or other necessary governmental authority as purchaser of the assets in the Divestiture or (ii) the FTC informs WBA or its affiliates in writing that the Director of the Bureau of Competition will not recommend approval of Fred’s or AFAE as purchaser of the assets in the Divestiture.

The Company expects that the Fred’s Asset Purchase Agreement will be amended to, among other things, make certain changes contemplated by the Amendment.

While WBA and the Company are actively engaged in discussions with the FTC regarding the transaction and are working towards a close of the Merger by July 31, 2017, there can be no assurance that the requisite regulatory approvals will be obtained, or that the Merger or the Divestiture will be completed within the time periods contemplated by the Merger Agreement and Fred’s Asset Purchase Agreement on the current terms, if at all. In the event the Merger Agreement is terminated in certain circumstances involving a failure to obtain required regulatory approvals or if the Merger is not completed by July 31, 2017, WBA is required to pay the Company a $325,000 termination fee; provided that such termination fee is reduced to $162,500 if (i) on the termination date the Company’s fails to satisfy the EBITDA threshold set forth in the Merger Agreement (the “EBITDA test”) or (ii) if WBA exercises its right to terminate the Merger Agreement as a result of the Company’s failure to satisfy the EBITDA test as of the End Date or as of the date on which closing is required to occur.

Please see Note 27 Subsequent Events, for an update on the Pending Merger.